Congress Large Cap Growth Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Aerospace & Defense - 1.6%
Howmet Aerospace, Inc.	88,400	$8,459,880
Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc. (a)	11,000	5,452,920
Broadline Retail - 5.5%
Amazon.com, Inc. (a)	155,600	29,094,088
Capital Markets - 2.8%
Goldman Sachs Group, Inc.	15,450	7,864,514
Moody's Corp.	15,575	7,109,676
		14,974,190
Chemicals - 3.8%
Ecolab, Inc.	32,900	7,589,701
Sherwin-Williams Co.	35,875	12,584,950
		20,174,651
Commercial Services & Supplies - 1.2%
Cintas Corp.	8,200	6,264,308
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	25,500	8,837,025
Construction Materials - 2.1%
Martin Marietta Materials, Inc.	19,000	11,273,650
Consumer Staples Distribution & Retail - 4.1%
Costco Wholesale Corp.	26,900	22,111,800
Electrical Equipment - 2.3%
Eaton Corp. PLC	40,000	12,191,600
Entertainment - 1.0%
Netflix, Inc. (a)	8,100	5,089,635
Financial Services - 3.7%
Visa, Inc. - Class A	74,100	19,686,147
Health Care Equipment & Supplies - 3.9%
Boston Scientific Corp. (a)	102,700	7,587,476
Intuitive Surgical, Inc. (a)	29,700	13,204,917
		20,792,393
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	5,325	3,068,052
Household Products - 1.9%
Procter & Gamble Co.	64,600	10,385,096
Insurance - 1.8%
Arthur J Gallagher & Co.	33,775	9,574,875
Interactive Media & Services - 7.0%
Alphabet, Inc. - Class A	124,000	21,270,960
Alphabet, Inc. - Class C	34,575	5,986,661
Meta Platforms, Inc. - Class A	20,700	9,828,981
		37,086,602
Machinery - 0.7%
Parker-Hannifin Corp.	6,825	3,829,917
Media - 0.8%
Trade Desk, Inc. - Class A (a)	47,975	4,311,993
Metals & Mining - 1.8%
Freeport-McMoRan Copper & Gold, Inc.	217,200	9,863,052
Oil Gas & Consumable Fuels - 2.3%
Exxon Mobil Corp.	101,532	12,040,680
Pharmaceuticals - 5.5%
Eli Lilly & Co.	24,200	19,463,334
Zoetis, Inc.	54,200	9,758,168
		29,221,502
Semiconductors & Semiconductor Equipment - 8.6%
NVIDIA Corp.	240,500	28,143,310
NXP Semiconductors NV	48,900	12,868,524
Onto Innovation, Inc. (a)	26,200	5,012,060
		46,023,894
Software - 18.8%
Adobe, Inc. (a)	18,150	10,012,447
Intuit, Inc.	26,500	17,154,775
Microsoft Corp.	86,775	36,302,321
Roper Technologies, Inc.	20,500	11,167,375
Salesforce, Inc.	1,500	388,200
ServiceNow, Inc. (a)	12,150	9,894,839
Synopsys, Inc. (a)	27,000	15,074,640
		99,994,597
Specialty Retail - 6.7%
O'Reilly Automotive, Inc. (a)	11,700	13,178,178
The Home Depot, Inc.	45,475	16,742,076
TJX Cos., Inc.	48,900	5,526,678
		35,446,932
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	173,350	38,497,568
TOTAL COMMON STOCKS (Cost $207,765,364)		523,747,047

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%	Shares
First American Treasury Obligations Fund - Class X, 5.20% (b)	8,438,378	8,438,378
TOTAL SHORT-TERM INVESTMENTS (Cost $8,438,378)		8,438,378
TOTAL INVESTMENTS - 100.0% (Cost $216,203,742)		532,185,425
Liabilities in Excess of Other Assets - (0.0)% (c)		(210,143)
TOTAL NET ASSETS - 100.0%		$531,975,282

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Congress Large Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$523,747,047	$–	$–	$523,747,047
Money Market Funds	8,438,378	–	–	8,438,378
Total Investments	$532,185,425	$–	$–	$532,185,425

Refer to the Schedule of Investments for further disaggregation of investment categories.